Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—14.1%
Autohome, Inc. ADR (China)(1)	750,037	$60,010
Bharti Infratel Ltd. (India)	10,497,885	37,136
NCSoft Corp. (South Korea)	321,631	150,463
NetEase, Inc. ADR (China)	518,842	159,098
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	481,868,487	137,801
Tencent Holdings Ltd. (China)	8,233,846	396,883
Zee Entertainment Enterprises Ltd. (India)	21,322,110	87,286
		1,028,677

Consumer Discretionary—16.2%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	2,350,837	498,613
Baozun, Inc. Sponsored ADR (China)(1)(2)	1,031,848	34,175
Eicher Motors Ltd. (India)	251,828	79,436
Galaxy Entertainment Group Ltd. Class L (Hong Kong)	12,811,849	94,375
Lojas Renner S.A. (Brazil)	7,055,948	98,559
Naspers Ltd. Class N (South Africa)	1,111,314	181,764
Yum China Holdings, Inc. (China)	4,074,925	195,637
		1,182,559

Consumer Staples—21.8%
Ambev S.A. ADR (Brazil)	59,053,015	275,187
Anheuser-Busch InBev NV (Belgium)	1,338,938	109,203
CP ALL PCL (Thailand)	32,169,076	77,594
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,494,954	235,798
Heineken NV (Netherlands)	1,958,914	208,570
ITC Ltd. (India)	23,980,096	79,857
LG Household & Health Care Ltd. (South Korea)	65,177	71,069
Unilever NV (Netherlands)	4,238,327	243,555
Vietnam Dairy Products JSC (Vietnam)	6,714,729	33,758
Wal-Mart de Mexico SAB de C.V. (Mexico)	57,561,457	165,249
Wuliangye Yibin Co., Ltd. Class A (China)	4,992,259	95,327
		1,595,167

Financials—26.5%
B3 SA - Brasil Bolsa Balcao (Brazil)	9,556,854	102,085
Bancolombia SA Sponsored ADR (Colombia)	861,496	47,201
Bank Central Asia Tbk PT (Indonesia)	59,136,803	142,384
Bank Polska Kasa Opieki SA (Poland)	2,548,614	67,479
Bank Rakyat Persero Tbk PT (Indonesia)	357,228,869	113,222
Credicorp Ltd. (Peru)	525,479	111,995
HDFC Bank Ltd. (India)	16,165,783	288,106
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,881,828	126,035
Housing Development Finance Corp., Ltd. (India)	5,855,621	197,918
Itau Unibanco Holding SA Sponsored ADR (Brazil)	15,966,105	146,090
Kasikornbank PCL (Thailand)	27,820,666	139,783
Malayan Banking Bhd (Malaysia)	27,686,666	58,480
Public Bank Bhd (Malaysia)	21,062,025	100,097
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	543,145	114,364
United Overseas Bank Ltd. (Singapore)	9,412,985	184,837
		1,940,076

Industrials—2.0%
Techtronic Industries Co., Ltd. (Hong Kong)	17,620,779	143,706
	Shares	Value

Information Technology—14.6%
HCL Technologies Ltd. (India)	25,843,714	$205,691
SK Hynix, Inc. (South Korea)	3,510,848	285,677
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	19,343,444	213,586
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	2,142,244	124,464
Tata Consultancy Services Ltd. (India)	7,854,552	237,877
		1,067,295

Real Estate—1.1%
Link REIT (Hong Kong)	8,025,815	84,972
Utilities—2.2%
Equatorial Energia S.A. (Brazil)	15,270,235	86,511
Power Grid Corp. of India Ltd. (India)	26,971,656	71,890
		158,401

Total Common Stocks (Identified Cost $6,181,757)		7,200,853

Total Long-Term Investments—98.5% (Identified Cost $6,181,757)		7,200,853

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(3)(4)	29,792,194	29,792
Total Securities Lending Collateral (Identified Cost $29,792)		29,792

TOTAL INVESTMENTS—98.9% (Identified Cost $6,211,549)		$7,230,645
Other assets and liabilities, net—1.1%		82,225
NET ASSETS—100.0%		$7,312,870

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
China	20%
India	18
Brazil	10
South Korea	9
Netherlands	6
Hong Kong	6
Mexico	6
Other	25
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,200,853	$7,200,853
Securities Lending Collateral	29,792	29,792
Total Investments	$7,230,645	$7,230,645
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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